Investment (Details) kr in Millions			12 Months Ended
	May 05, 2022 CAD ($) shares	May 05, 2022 NOK (kr) shares	Jun. 30, 2022 CAD ($)
Disclosure of financial assets [line items]
Purchase of Aqualung Carbon Capture AS shares			$ 3,113,991
Equity investments [member]
Disclosure of financial assets [line items]
Initial investment			3,113,991
Effect of movement in foreign exchange rates			107,500
Balance, end			$ 3,221,491
Aqualung Carbon Capture AS [Member]
Disclosure of financial assets [line items]
Shares purchased | shares	179,175	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 3,113,991	kr 23.3